Non-current financial assets	12 Months Ended
Dec. 31, 2020
Non-current financial assets
Non-current financial assets

10. Non‑current financial assets

	December 31,	December 31,
	2020	2019
Security rental deposits	59,144	68,911
Total non‑current financial assets	59,144	68,911

Security rental deposits relate to laboratory and office space which has decreased during 2020. The applicable interest rate to such deposits is immaterial, and therefore, the value approximates amortized cost.